Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous twelve Months (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 108
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	98
Domestic | Corporate | Large companies
Financing Receivable, Modifications [Line Items]
Recorded investment	95
Domestic | Corporate | Small and medium sized companies
Financing Receivable, Modifications [Line Items]
Recorded investment	1
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Recorded investment	1
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	1
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 10